PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets [Text Block]
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Prepayments to suppliers	16,414	12,820	1,970
Prepaid rental expense	10,735	11,924	1,833
Staff advances	1,684	1,762	271
Deposits	7,625	10,411	1,600
Prepaid business tax, VAT and other surcharges	8,083	1,528	235
Other receivables	976	2,126	327
	45,517	40,571	6,236